Workers Compensation (Details 3) - USD ($)	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Workers' comp liability		$ 6,336,000	$ 1,206,000,000
Workers' comp liability from discontinued operations	$ (5,576,000)	(1,145,000,000)
Workers' comp liability from continuing operations	760,000	60,000,000
Less Current Amount	(235,000)	(15,000,000)
Long Term Balance	525,000	45,000,000
Everest Program One [Member]
Workers' comp liability		423,000	572,000,000
Workers' comp liability from discontinued operations	(372,000)	(544,000,000)
Workers' comp liability from continuing operations	51,000	28,000,000
Less Current Amount	(16,000)	(7,000,000)
Long Term Balance	35,000	21,000,000
Sunz Program One [Member]
Workers' comp liability		5,913,000	$ 634,000,000
Workers' comp liability from discontinued operations	(5,204,000)	(602,000,000)
Workers' comp liability from continuing operations	709,000	32,000,000
Less Current Amount	(219,000)	(8,000,000)
Long Term Balance	$ 490,000	$ 24,000,000